INCOME TAXES (Deferred Taxes) (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2017
Company's capital losses carryforward	[1]	$ 17,045	$ 18,783
Excess operating loss carryforwards for tax return over financial reporting amount		38,171
Tax credit carryforwards		9,169
Change in valuation allowance on deferred tax assets		3,484	(6,784)	$ (969)
Excess research and development credit carryforwards for tax return over financial reporting amount		449
Deferred tax assets, valuation allowance		49,222	44,777
Undistributed earnings of the Company's foreign subsidiaries		11,635
Israel [Member]
Operating Loss Carryforwards [Line Items]
Company's capital losses carryforward		$ 52,212	58,770
Prior year net operating loss limitations
Such losses are subject to limitations of Internal Revenue Code, Section 382, which in general provides that utilization of NOL's is subject to an annual limitation if an ownership change results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50 percentage points over a three-year period. The annual limitations may result in the expiration of losses before utilization.

Israel [Member] | Unlimited Carryforward Period [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		$ 95,854	$ 79,777
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		55,467
United States [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards		2,598
United States [Member] | Unlimited Carryforward Period [Member] | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards		$ 1,116
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2025
United States [Member] | Minimum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2023
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2033
United States [Member] | Maximum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2035
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		$ 46,515
State [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards		$ 1,641
State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2016

[1]	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.